Commitments, Guarantees and Contingent Liabilities	6 Months Ended
Sep. 30, 2026
Commitments and Contingencies Disclosure [Abstract]
Commitments, Guarantees and Contingent Liabilities
24.	Commitments, Guarantees and Contingent Liabilities
During the six months ended September 30, 2026, the business of ORIX Bank, a former consolidated subsidiary of the Company, was classified as a discontinued operation. As a result, the amounts of Commitments, Guarantees and Contingent Liabilities are presented based on continuing operations, excluding the discontinued operation, for both the current and prior periods. For further information on the discontinued operations, see Note 26 “Discontinued Operations.”
Commitments—The Company and certain subsidiaries have unconditional purchase obligations related to lease agreements, having a cost of ¥23,487 million and ¥23,263 million as of March 31, 2026 and September 30, 2026, respectively.
Certain computer systems of the Company and certain subsidiaries have been operated and maintained under non-cancelable contracts with third-party service providers. For such services, the Company and certain subsidiaries made payments totaling ¥4,646 million and ¥6,320 million for the six months ended September 30, 2025 and 2026, respectively. As of March 31, 2026 and September 30, 2026, the amounts due are as follows:

	Millions of yen
	March 31, 2026	September 30, 2026
Within one year	¥7,832	¥7,874
More than one year	7,553	5,150

Total	¥15,385	¥13,024

The Company and certain subsidiaries have commitments to fund estimated construction costs and so forth to complete ongoing real estate development projects and other commitments, totaling ¥144,135 million and ¥101,563 million as of March 31, 2026 and September 30, 2026, respectively.
The Company and certain subsidiaries have commitments that primarily consist of agreements to execute loans for customers and to invest in securities, including funds, as long as the agreed-upon terms are met. The total unused credit and capital amount available are ¥475,677 million and ¥485,774 million as of March 31, 2026 and September 30, 2026, respectively.
The balance undrawn from the total amount of commitment to be used in accordance with the terms and conditions of relevant agreements to an equity method investee relating to the development of integrated resort was ¥335,868 million and ¥332,968 million as of March 31, 2026 and September 30, 2026, respectively. We will execute the amount of commitment depending on changes in circumstances such as the progress of the development.

Guarantees
—At the inception of a guarantee, the Company and its subsidiaries recognize a liability in the consolidated balance sheets at fair value for the guarantee that is within

the scope of ASC 460 (“Guarantees”). Some of these guarantees, whose contractual obligations cannot be unconditionally cancelled, are in the scope of the Credit Losses Standard and are recognized as other liabilities in the consolidated balance sheets.
The following table represents the summary of potential future payments, book value recorded as guarantee liabilities of the guarantee contracts outstanding and maturity of the longest guarantee contracts as of March 31, 2026 and September 30, 2026:

	March 31, 2026			September 30, 2026
	Millions of yen		Fiscal year	Millions of yen		Fiscal year
Guarantees	Potential future payment	Book value of guarantee liabilities	Maturity of the longest contract	Potential future payment	Book value of guarantee liabilities	Maturity of the longest contract
Corporate loans	¥612,967	¥5,953	2033	¥617,180	¥6,143	2033
Transferred loans	609,536	13,760	2062	609,236	14,183	2067
Real estate loans*	6,524	0	Undetermined	1,988	0	2045
Other	18,225	0	2043	19,318	0	2055

Total	¥1,247,252	¥19,713	—	¥1,247,722	¥20,326	—

*
The maturity of the longest contract of the real estate loan guarantee contracts as of March 31, 2026 is not determinable, as the timing of completion of the mortgage registration cannot be determined.

Guarantee of corporate loans:
The Company and certain subsidiaries mainly guarantee corporate loans issued by financial institutions for customers. The Company and the subsidiaries are obliged to pay the outstanding loans when the guaranteed customers fail to pay principal and/or interest in accordance with the contract terms. In some cases, the corporate loans are secured by the guaranteed customers’ assets. Once the Company and the subsidiaries assume the guaranteed customers’ obligation, the Company and the subsidiaries obtain a right to claim the collateral assets. In other cases, certain contracts that guarantee corporate loans issued by financial institutions for customers include contracts that the amounts of performance guarantee are limited to a certain range of guarantee commissions. As of March 31, 2026 and September 30, 2026, total notional amount of the loans subject to such guarantees are ¥446,000 million and ¥466,000 million, respectively, and book value of guarantee liabilities are ¥2,448 million and ¥2,435 million, respectively. The potential future payment amounts for these guarantees are limited to a certain range of the guarantee commissions, which are less than the total notional amounts of the loans subject to these guarantees. The potential future payment amounts for the contract period are calculated from the guarantee limit which is arranged by financial institutions in advance as to contracts that the amounts of performance guarantee are unlimited to a certain range of guarantee commissions. For this reason, the potential future payment amounts for these guarantees include the amount of the guarantee which may occur in the future, which is larger than the balance of guarantee executed as of the end of fiscal year or the end of interim period. The executed guarantee balance includes defrayment by financial institutions which we bear temporarily at the time of execution, and credit risk for financial institutions until liquidation of this guarantee. Our substantial amounts of performance guarantee except credit risk for financial institutions are limited to our defrayment which is arranged by financial institutions in advance. In addition, the Company provides re-guarantees
for guarantee obligations guaranteed by equity method investees.
Payment or performance risk of the guarantees is considered based on the historical experience of credit events. There have been no significant changes in the payment or performance risk of the guarantees for the six months ended September 30, 2026.
Guarantee of transferred loans:
A subsidiary in the United States is authorized to underwrite, originate, fund, and service multi-family and seniors housing loans without prior approval mainly from Fannie Mae under the Delegated Underwriting and Servicing program and Freddie Mac under the Delegated Underwriting Initiative program. As part of these programs, Fannie Mae and Freddie Mac provide a commitment to purchase the loans.
Under these programs, the subsidiary guarantees the performance of the loans transferred to Fannie Mae and Freddie Mac and has the payment or performance risk of the guarantees to absorb some of the losses when losses arise from the transferred loans. There were no significant changes in the payment or performance risk of these guarantees for the six months ended September 30, 2026.
As of March 31, 2026 and September 30, 2026, the total outstanding principal amounts of loans transferred under these programs, for which the subsidiary guarantees to absorb some of the losses, were
¥2,996,771 million and ¥2,958,789 million, respectively.

Guarantee of real estate loans:
As of March 31, 2026, real estate loan guarantees primarily consist of transactions in which a subsidiary guarantees the repayment of residential real estate loans extended by Japanese financial institutions to third parties, including guarantees for mortgage loans extended to individuals until the completion of the mortgage registration related to the underlying real estate. As of September 30, 2026, in addition to the above, real estate loan guarantees include transactions in which a subsidiary guarantees the repayment of individual real estate loans extended by Japanese financial institutions to third parties. The subsidiary is required to perform the obligations on behalf of the borrower generally when the related loan becomes delinquent for two months or more. Real estate loans are generally secured by the underlying real estate. When a subsidiary performs the obligations on behalf of the borrower, it obtains the related collateral assets.
Payment or performance risk of the guarantees is considered based on the historical experience of credit events. There were no significant changes in the payment or performance risk of the guarantees for the six months ended September 30, 2026.
Other guarantees:
Other guarantees include the guarantees to financial institutions and the guarantees derived from collection agency agreements. Pursuant to the contracts of the guarantees to financial institutions, a certain subsidiary pays to the financial institutions when customers of the financial institutions become debtors and default on the debts. Pursuant to the agreements of the guarantees derived from collection agency agreements, the Company and certain subsidiaries collect third parties’ debt and pay the uncovered amounts. In addition to the above, joint guarantees for payment obligations of equity method investees are included.
Allowance for
off-balance
sheet credit exposures—
If the entity has a present contractual obligation to extend credit and the obligation is not unconditionally cancelable by the entity, credit losses related to the loan commitments of installment loans and financial guarantees are in the scope of the allowance for credit losses. For the loan commitments of installment loans, credit losses are recognized on the loan commitments for the portion expected to be drawn. For financial guarantees, the allowance is recognized for the contingent obligation which generates credit risk exposures. The allowance for off-balance
sheet credit exposures is measured using the same measurement methodologies as the allowance for loans and net investment leases, considering quantitative and qualitative factors including historical loss experience, current economic and business conditions and reasonable and supportable forecasts. The allowance for off-balance
sheet credit exposure is recorded as other liabilities in the consolidated balance sheets and the allowance were
¥17,611 million and ¥17,175
million as of March 31, 2026 and September 30, 2026, respectively. Additionally, provision for credit losses in the consolidated statements of income for the six months ended September 30, 2025 was
¥2,336 million,
which was mainly due to the deterioration of markets in the Americas. Provision for credit losses in the consolidated statements of income for the six months ended September 30, 2026 was a reversal of ¥66 million.
Contingencies—
The Company and certain subsidiaries are involved in legal proceedings and claims in the ordinary course of business. In the opinion of management, none of such proceedings and claims will have a significant impact on the Company’s financial position or results of operations.
Collateral—Other than the assets of the consolidated VIEs pledged as collateral for financing described in Note 10 “Variable Interest Entities”, the Company and certain subsidiaries provide the following assets as collateral for the short-term and long-term debt payables to financial institutions as of March 31, 2026 and September 30, 2026:

	Millions of yen
	March 31, 2026	September 30, 2026
Finance lease receivables, loans and investment in operating leases	¥201,058	¥208,232
Investment in securities	118,860	97,171
Property under facility operations	313,841	319,928
Other assets and other	145,612	129,419

Total	¥779,371	¥754,750

As of March 31, 2026 and September 30, 2026, debt liabilities were secured by shares of subsidiaries, which were eliminated through consolidation adjustment, of ¥198,764 million and ¥204,932 million, respectively, and debt liabilities of equity method investees were secured by equity method investments of ¥149,119 million and ¥149,787 million, respectively. As of March 31, 2026 and September 30, 2026, debt liabilities were secured by loans to subsidiaries, which were eliminated through consolidation adjustment, of ¥7,922 million and ¥7,451 million, respectively. In addition, ¥383,753 million and ¥387,420 million, respectively, were pledged primarily by investment in securities for collateral deposits and deposit
s
for real estate transaction
s
as of March 31, 2026 and September 30, 2026.
Under loan agreements relating to short-term and long-term debt from commercial banks and certain insurance companies, the Company and certain subsidiaries are required to provide collateral against these debts at any time if requested by the lenders. The Company and the subsidiaries did not receive any such requests from the lenders as of September 30, 2026.